Schedule of Trade receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade receivables	$ 447	$ 3,265
UNITED STATES
IfrsStatementLineItems [Line Items]
Trade receivables	152	154
Europe country [member]
IfrsStatementLineItems [Line Items]
Trade receivables	277	338
Asia or pacific [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 18	$ 2,773